Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASE

NOTE 5:- LEASE

The Company has entered into non-cancelable lease agreements for its offices and motor vehicles with lease periods expiring at various dates through October 2036.

The components of operating lease costs were as follows:

	Year ended December 31,
	2023	2024

Operating lease cost	$995	$1,138
Variable lease cost	50	70

Total net lease costs	$1,045	$1,208

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2023	2024

Weighted average remaining lease term (in years)	10.8	10.07

Weighted average discount rate	5.80%	5.96%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2024, are as follows:

Operating leases

2025	$1,043
2026	905
2027	885
2028	891
2029	877
2030 and thereafter	4,927

Total undiscounted lease payments	9,528

Less: imputed interest	(2,553)

Present value of lease liabilities	$6,975